Debt (Details 2) - Secured Debt $ in Thousands							12 Months Ended
	Dec. 22, 2015	Jul. 29, 2015	Jan. 30, 2015	Dec. 30, 2014	Jul. 30, 2014	Jun. 27, 2014	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 30, 2015	Jul. 29, 2014
Debt Instrument [Line Items]
Long-term Debt, Gross							$ 522,446	$ 460,442
Debt Instrument, Unused Borrowing Capacity, Amount							51,600
$409 Million Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage				1.20%
Debt Instrument, Maturity Date, Description				December 30, 2020
Proceeds from Lines of Credit							207,569
Long-term Debt, Gross							167,816	94,473
Debt Instrument, Unused Borrowing Capacity, Amount							$ 13,200
Remaining Newbuilding Vessels							1
Debt Instrument, Collateral Amount							$ 404,650
$409 Million Credit Facility | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				3.00%
$330 Million Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage		1.17%
Debt Instrument, Maturity Date, Description		July 29, 2021
Proceeds from Lines of Credit							255,825
Long-term Debt, Gross							225,759	173,950
Debt Instrument, Unused Borrowing Capacity, Amount							$ 38,400
Remaining Newbuilding Vessels							3
Debt Instrument, Collateral Amount							$ 487,195
$330 Million Credit Facility | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.93%
$42 Million Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage			1.12%
Debt Instrument, Maturity Date, Description			6 years from each Kamsarmax drawdown and September 21, 2021 on the Ultramax tranche
Proceeds from Lines of Credit							48,870
Long-term Debt, Gross							38,512	36,588
Debt Instrument, Unused Borrowing Capacity, Amount							$ 0
Remaining Newbuilding Vessels							0
Debt Instrument, Collateral Amount							$ 97,297
$42 Million Credit Facility | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.97%
$67.5 Million Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage					1.25%
Debt Instrument, Maturity Date, Description					7 years from each drawdown
Proceeds from Lines of Credit							53,816
Long-term Debt, Gross							40,461	29,666
Debt Instrument, Unused Borrowing Capacity, Amount							$ 0
Remaining Newbuilding Vessels							0
Debt Instrument, Collateral Amount							$ 116,538
$67.5 Million Credit Facility | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.95%
$12.5 Million Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.00%
Debt Instrument, Maturity Date, Description	December 22, 2020
Proceeds from Lines of Credit							11,750
Long-term Debt, Gross							10,379	11,750
Debt Instrument, Unused Borrowing Capacity, Amount							$ 0
Remaining Newbuilding Vessels							0
Debt Instrument, Collateral Amount							$ 30,988
$12.5 Million Credit Facility | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.00%
$39.6 Million Credit facility
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage						1.17%
Debt Instrument, Maturity Date, Description						September 28, 2020
Proceeds from Lines of Credit							33,550
Long-term Debt, Gross							20,144	30,754
Debt Instrument, Unused Borrowing Capacity, Amount							$ 0
Remaining Newbuilding Vessels							0
Debt Instrument, Collateral Amount							$ 62,040
$39.6 Million Credit facility | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						2.93%
$27.3 Million Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	1.18%
Debt Instrument, Maturity Date, Description	5 years from each drawdown
Proceeds from Lines of Credit							23,250
Long-term Debt, Gross							19,375	$ 0
Debt Instrument, Unused Borrowing Capacity, Amount							$ 0
Remaining Newbuilding Vessels							0
Debt Instrument, Collateral Amount							$ 63,172
$27.3 Million Credit Facility | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.95%
Kamsarmax | $409 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels									8
Kamsarmax | $330 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels										6
Kamsarmax | $42 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels			2
Kamsarmax | $67.5 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels					2
Kamsarmax | $12.5 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels	0
Kamsarmax | $39.6 Million Credit facility
Debt Instrument [Line Items]
Number of vessels						2
Kamsarmax | $27.3 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels	0
Ultramax | $409 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels									7
Ultramax | $330 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels										15
Ultramax | $42 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels			1
Ultramax | $67.5 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels					2
Ultramax | $12.5 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels	1
Ultramax | $39.6 Million Credit facility
Debt Instrument [Line Items]
Number of vessels						0
Ultramax | $27.3 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels	2